Exceptional items (Tables)	6 Months Ended
Dec. 31, 2025
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Club restructuring and redundancy costs	—	(38)	—	(8,676)
Costs associated with loss of office	—	(14,499)	—	(14,499)
	—	(14,537)	—	(23,175)